Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 5,461	$ 1,003	$ 1,352
Accounts receivable, net of allowance of $53, $40, and $85 respectively	4,760	5,912	3,998
Unbilled receivables	312	77	242
Work-in-process and inventories	462	851	585
Prepaid expenses and other current assets	1,320	1,030	168
Total current assets	12,315	8,873	6,345
Long-term receivables	900
Property and equipment, net	1,154	1,136	912
Intangibles, net	411	875	2,035
Goodwill	14,989	14,989	14,989
Other assets	122	172	138
TOTAL ASSETS	29,891	26,045	24,419
CURRENT LIABILITIES
Short-term related party loans payable, net of $557, $0 and $454 discount, respectively	1,551		7,627
Accounts payable	2,083	2,017	3,218
Accrued expenses	3,519	2,689	2,277
Deferred revenues	9,444	6,721	753
Customer deposits	1,152	1,247	606
Other current liabilities	75
Total current liabilities	17,824	12,674	14,481
Long-term related party loans payable, net of $1,336, $1,916 and $0 discount, respectively	6,361	5,465
Warrant liability	650	858	705
Deferred tax liabilities	472	549	610
Other long-term liabilities	169	220	218
TOTAL LIABILITIES	25,476	19,766	16,014
COMMITMENTS AND CONTINGENCIES
Convertible preferred stock, net of discount (liquidation preference of $5,535 and $7690, respectively)	1,802	1,927	3,925
SHAREHOLDERS' EQUITY
Common stock, $.01 par value, 200,000 shares authorized; 82,582 and 66,649 shares issued and outstanding, respectively	839	826	666
Additional paid-in capital	30,855	29,757	23,095
Accumulated deficit	(29,081)	(26,231)	(19,281)
Total shareholders' equity	2,613	4,352	4,480
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 29,891	$ 26,045	$ 24,419